Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. PROPERTY, PLANT AND EQUIPMENT

The major components of property, plant and equipment along with their respective estimated useful lives are as follows:

	Useful Life (years)	December 31, 2016	January 2, 2016
Land	n/a	$5,866	$5,396
Land improvements	5	4,959	4,594
Buildings	20 – 30	156,144	146,930
Machinery and equipment	5 – 15	214,999	195,561
Software	3 – 5	20,974	18,229
Furniture and fixtures	3 – 10	2,774	2,421
Vehicles	2 – 5	1,257	1,302
Construction in progress	n/a	26,071	7,749

		433,044	382,182
Less: accumulated depreciation and amortization		175,744	144,260

		$257,300	$237,922

The net book value of internal-use software costs included in software above was $5,261 and $5,777 as of December 31, 2016 and January 2, 2016, respectively. Depreciation of capitalized internal-use computer software costs included in depreciation expense for Fiscal 2016, Fiscal 2015 and Fiscal 2014 was $3,262, $3,153 and $2,876, respectively.

Depreciation expense for Fiscal 2016, Fiscal 2015 and Fiscal 2014 was $33,448, $31,149 and $28,182, respectively.